Segment information - Geographic information based upon physical location for long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-lived assets by geographical information
Long-lived assets	$ 132,693	$ 186,164	$ 127,703
PRC
Long-lived assets by geographical information
Long-lived assets	27,671	68,831	46,872
Greece
Long-lived assets by geographical information
Long-lived assets	55,458	59,385	68,708
United States
Long-lived assets by geographical information
Long-lived assets	26,032	34,522	11,630
Italy
Long-lived assets by geographical information
Long-lived assets	9,247	10,048
Japan
Long-lived assets by geographical information
Long-lived assets	3,503	11,464	$ 493
United Kingdom
Long-lived assets by geographical information
Long-lived assets	10,124	1,499
Australia
Long-lived assets by geographical information
Long-lived assets	611	331
Germany
Long-lived assets by geographical information
Long-lived assets	$ 47	$ 84